Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	PAY VERSUS PERFORMANCE
Pay Versus Performance Tables
The following table sets forth information concerning the compensation actually paid to our Chief Executive Officer and to our other NEOs compared to Company performance for the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the
Compensation Committee views the link between the Company’s performance and its NEOs’ pay. For a discussion of how the
Company views its executive compensation structure, including alignment with Company performance, see the section entitled
“Compensation Discussion and Analysis” beginning on page 37. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Pay for CEO(1)(2)	CAP to CEO(3)	Average Summary Compensation Table Pay for Other NEOs(1)(2)	Average CAP to Other NEOs(3)	Value of Initial Fixed $100 Investment Based on:
					TSR(4)	Peer Group TSR(4)	Net (Loss) Income(5)	Adjusted EBITDA(5)(6)

2025	9,729,412	4,260,244	2,604,165	1,579,056	84.35	137.83	(277)	609
2024	10,399,192	9,198,252	2,695,442	2,478,627	101.00	133.97	226	652
2023	10,831,214	18,048,235	2,811,857	4,093,580	94.52	123.21	106	659
2022	9,390,019	(884,318)	2,384,748	677,877	68.89	108.34	173	606
2021	9,412,399	8,186,274	2,113,771	1,923,908	110.09	143.24	(452)	142
(1)For each year shown, the Chief Executive Officer was Mr. Baltimore and the other NEOs were Messrs. Dell’Orto, Mayfield and Morey and Ms. Vu.
(2)The values reflected in this column reflect the “Total” compensation set forth in the “Compensation Tables – Summary Compensation Table (“SCT”) on
page 58. See the footnotes to the SCT for further detail regarding the amounts in this column.
(3)Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock
Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year;
(v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT
	total compensation to compute CAP for our CEO and average CAP for our other NEOs.
Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For each year shown, the Chief Executive Officer was Mr. Baltimore and the other NEOs were Messrs. Dell’Orto, Mayfield and Morey and Ms. Vu.
Peer Group Issuers, Footnote	Reflects the cumulative TSR of the Company and Nareit Equity Index for the year ended December 31, 2021, the two-years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024, and the five years ended December 31, 2025, assuming a $100 investment
	at the closing price on December 31, 2020 and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 9,729,412	$ 10,399,192	$ 10,831,214	$ 9,390,019	$ 9,412,399
PEO Actually Paid Compensation Amount	$ 4,260,244	9,198,252	18,048,235	(884,318)	8,186,274
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock
Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year;
(v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
Chief Executive Officer

Year	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP

2025	9,729,412	(5,967,307)	3,964,376	(2,702,750)	—	(1,871,381)	—	1,107,894	4,260,244
2024	10,399,192	(6,462,611)	5,254,756	(413,227)	—	(387,154)	(236,568)	1,043,864	9,198,252
2023	10,831,214	(7,389,520)	9,815,216	1,960,128	—	2,659,894	—	171,303	18,048,235
2022	9,390,019	(5,878,321)	2,317,708	(5,240,253)	—	16,025	(1,496,772)	7,276	(884,318)
2021	9,412,399	(6,300,489)	5,036,399	(685,665)	—	1,106,671	(778,925)	395,884	8,186,274

Non-PEO NEO Average Total Compensation Amount	$ 2,604,165	2,695,442	2,811,857	2,384,748	2,113,771
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,579,056	2,478,627	4,093,580	677,877	1,923,908
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock
Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year;
(v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
Other NEOs (Average)

Year	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP

2025	2,604,165	(1,166,982)	790,313	(509,682)	—	(355,688)	—	216,930	1,579,056
2024	2,695,442	(1,258,089)	1,027,952	(83,779)	—	(69,389)	(35,525)	202,015	2,478,627
2023	2,811,857	(1,467,465)	1,929,129	371,332	—	410,101	—	38,626	4,093,580
2022	2,384,748	(1,130,406)	464,671	(850,947)	—	8,940	(200,753)	1,624	677,877
2021	2,113,771	(1,073,739)	878,778	(71,186)	—	174,794	(150,293)	51,783	1,923,908

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures

Relative TSR
Adjusted EBITDA
Hotel Adjusted EBITDA Margin
Portfolio RevPAR
Net Debt / TTM Adjusted EBITDA

Total Shareholder Return Amount	$ 84.35	101.00	94.52	68.89	110.09
Peer Group Total Shareholder Return Amount	137.83	133.97	123.21	108.34	143.24
Net Income (Loss)	$ (277,000,000)	$ 226,000,000	$ 106,000,000	$ 173,000,000	$ (452,000,000)
Company Selected Measure Amount	609	652	659	606	142
PEO Name	Mr. Baltimore
Additional 402(v) Disclosure	The values reflected in this column reflect the “Total” compensation set forth in the “Compensation Tables – Summary Compensation Table (“SCT”) on page 58. See the footnotes to the SCT for further detail regarding the amounts in this column. Amounts in millions.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	See Appendix A for a reconciliation of Adjusted EBITDA to net income, the most directly comparable GAAP financial measure.
Measure:: 3
Pay vs Performance Disclosure
Name	Hotel Adjusted EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Portfolio RevPAR
Measure:: 5
Pay vs Performance Disclosure
Name	Net Debt / TTM Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,967,307)	$ (6,462,611)	$ (7,389,520)	$ (5,878,321)	$ (6,300,489)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,964,376	5,254,756	9,815,216	2,317,708	5,036,399
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,702,750)	(413,227)	1,960,128	(5,240,253)	(685,665)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,871,381)	(387,154)	2,659,894	16,025	1,106,671
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(236,568)	0	(1,496,772)	(778,925)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,107,894	1,043,864	171,303	7,276	395,884
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,166,982)	(1,258,089)	(1,467,465)	(1,130,406)	(1,073,739)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	790,313	1,027,952	1,929,129	464,671	878,778
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(509,682)	(83,779)	371,332	(850,947)	(71,186)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(355,688)	(69,389)	410,101	8,940	174,794
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(35,525)	0	(200,753)	(150,293)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 216,930	$ 202,015	$ 38,626	$ 1,624	$ 51,783